Transactions - QB2 Project Financing (Details) - Limited Recourse Project Financing Facility $ in Billions	Nov. 18, 2019 USD ($) instrument
Disclosure of detailed information about property, plant and equipment [line items]
Maximum borrowing capacity | $	$ 2.5
Number of repayment installments | instrument	17
First repayment term	6 months